Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 9.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Hidrovias International Finance Sarl(b)
02/08/2031	4.950%	2,472,000	2,082,857
02/08/2031	4.950%	200,000	168,516
Total			2,251,373
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	535,000	546,163
Millicom International Cellular SA(b)
01/15/2028	5.125%	1,440,000	1,435,719
03/25/2029	6.250%	1,080,000	1,137,278
03/25/2029	6.250%	810,000	852,958
Total			3,972,118
Guatemala 0.5%
Energuate Trust(b)
05/03/2027	5.875%	1,650,000	1,612,884
05/03/2027	5.875%	650,000	635,378
Total			2,248,262
Hong Kong 1.2%
Lenovo Group Ltd.(b)
04/24/2025	5.875%	4,600,000	4,811,394
Xiaomi Best Time International Ltd.(b)
07/14/2031	2.875%	833,000	719,559
Total			5,530,953
India 0.6%
Adani Ports & Special Economic Zone Ltd.(b)
08/04/2027	4.200%	2,900,000	2,846,624
Ireland 0.1%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	2,128,000	626,804
Isle of Man 0.1%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	687,132
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%	2,600,000	2,334,468
09/30/2040	2.940%	4,126,962	3,735,566
Total			6,070,034
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	539,103
Netherlands 0.1%
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	387,117
Philippines 0.7%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.700%		900,000	823,338
12/31/2049	5.950%		2,500,000	2,348,893
Total				3,172,231
Romania 0.7%
Romanian Government International Bond(b)
02/27/2027	3.000%		3,116,000	3,026,312
United Kingdom 0.5%
Tullow Oil PLC(b)
03/01/2025	7.000%		2,900,000	2,416,786
Virgin Islands 2.6%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%		2,300,000	2,347,436
05/15/2029	6.125%		1,350,000	1,462,024
JGSH Philippines Ltd.(b)
07/09/2030	4.125%		8,700,000	8,483,851
Total				12,293,311
Total Corporate Bonds & Notes (Cost $49,331,626)				46,068,160

Foreign Government Obligations(a),(d) 75.7%

Angola 1.6%
Angolan Government International Bond(b)
11/26/2029	8.000%		3,800,000	3,816,635
11/26/2029	8.000%		1,846,000	1,854,081
05/08/2048	9.375%		1,900,000	1,867,618
Total				7,538,334
Argentina 1.6%
Argentine Republic Government International Bond(c)
07/09/2035	1.125%		23,600,000	7,235,555
07/09/2046	1.125%		720,000	226,643
Total				7,462,198
Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bahrain 1.5%
Bahrain Government International Bond(b)
05/18/2034	5.625%	3,480,000	3,290,660
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%	3,867,000	3,757,538
Total			7,048,198
Belarus 0.0%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	105,000
02/28/2030	6.200%	750,000	110,970
Total			215,970
Brazil 2.9%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	180,000	182,170
Brazilian Government International Bond
06/12/2030	3.875%	12,000,000	11,085,693
01/07/2041	5.625%	446,000	432,915
01/27/2045	5.000%	1,900,000	1,691,408
Total			13,392,186
Canada 0.4%
MEGlobal Canada ULC(b)
05/18/2025	5.000%	1,600,000	1,651,380
Chile 0.3%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,603,504
China 1.6%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,312,918
Syngenta Finance NV(b)
04/24/2028	5.182%	5,800,000	6,006,607
Total			7,319,525
Colombia 3.4%
Colombia Government International Bond
01/30/2030	3.000%	9,800,000	8,433,774
04/15/2031	3.125%	6,640,000	5,631,837
04/22/2032	3.250%	2,098,000	1,758,547
Total			15,824,158
Croatia 0.5%
Croatia Government International Bond(b)
01/26/2024	6.000%	861,000	910,902
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	716,139
10/23/2022	5.875%		600,000	605,187
Total				2,232,228
Dominican Republic 4.0%
Dominican Republic International Bond(b)
01/25/2027	5.950%		4,035,000	4,147,942
02/22/2029	5.500%		2,000,000	1,981,996
01/30/2030	4.500%		4,845,000	4,459,945
09/23/2032	4.875%		1,650,000	1,496,437
04/30/2044	7.450%		2,286,000	2,413,840
01/27/2045	6.850%		271,000	269,474
06/05/2049	6.400%		2,500,000	2,349,571
01/30/2060	5.875%		1,650,000	1,409,353
Total				18,528,558
Ecuador 1.7%
Ecuador Government International Bond(b),(c)
07/31/2030	5.000%		4,550,000	3,793,395
07/31/2035	1.000%		4,200,000	2,748,925
07/31/2040	0.500%		2,342,250	1,346,555
Total				7,888,875
Egypt 2.9%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	1,580,000	1,469,026
04/11/2031	6.375%	EUR	2,500,000	2,369,201
05/29/2032	7.625%		2,585,000	2,339,055
09/30/2033	7.300%		5,000,000	4,368,793
02/21/2048	7.903%		2,100,000	1,701,434
03/01/2049	8.700%		1,550,000	1,321,523
Total				13,569,032
El Salvador 0.1%
El Salvador Government International Bond(b)
01/18/2027	6.375%		1,000,000	490,307
Ghana 0.6%
Ghana Government International Bond(b)
03/26/2051	8.950%		4,300,000	2,968,452
Guatemala 0.7%
Guatemala Government Bond(b)
10/07/2033	3.700%		1,109,000	1,026,186
06/01/2050	6.125%		2,350,000	2,461,808
Total				3,487,994
India 1.0%
Export-Import Bank of India(b)
01/15/2030	3.250%		4,800,000	4,547,588

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 7.7%
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,941,815
10/30/2049	3.700%		3,800,000	3,668,612
03/31/2052	4.300%		751,000	787,328
Indonesia Government International Bond(b)
01/15/2045	5.125%		3,000,000	3,333,193
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,593,465
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%		1,455,000	1,433,233
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
06/30/2050	4.000%		700,000	623,741
PT Indonesia Asahan Aluminium Persero(b)
05/15/2030	5.450%		6,000,000	6,269,129
11/15/2048	6.757%		6,250,000	6,981,095
PT Pelabuhan Indonesia II(b)
05/05/2045	5.375%		1,800,000	1,954,871
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		2,100,000	2,025,277
PT Saka Energi Indonesia(b)
05/05/2024	4.450%		2,202,000	2,158,875
Total				35,770,634
Ivory Coast 1.6%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	297,619
10/17/2031	5.875%	EUR	4,300,000	4,406,481
06/15/2033	6.125%		3,000,000	2,914,057
Total				7,618,157
Kazakhstan 2.0%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	346,385
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	5,316,129
04/24/2030	5.375%		2,300,000	2,209,663
04/19/2047	5.750%		1,573,000	1,394,161
Total				9,266,338
Malaysia 0.4%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	2,094,209
Mexico 11.0%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		4,325,000	3,799,240
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,794,249
05/31/2029	8.500%	MXN	15,000,000	762,177
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,699,209
01/15/2047	4.350%		2,300,000	2,131,705
02/10/2048	4.600%		2,000,000	1,909,149
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	28,280
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	210,011
01/28/2031	5.950%		8,700,000	8,035,155
02/16/2032	6.700%		15,320,000	14,576,274
01/23/2045	6.375%		7,700,000	6,154,959
09/21/2047	6.750%		2,893,000	2,352,560
01/23/2050	7.690%		2,029,000	1,773,739
Total				51,226,707
Netherlands 0.4%
Syngenta Finance NV(b)
04/24/2023	4.441%		1,750,000	1,768,520
Oman 0.4%
Oman Government International Bond(b)
01/25/2031	6.250%		1,846,000	1,956,437
Pakistan 0.6%
Pakistan Government International Bond(b)
09/30/2025	8.250%		529,000	436,477
12/05/2027	6.875%		1,400,000	1,098,647
04/08/2031	7.375%		1,395,000	1,045,191
Total				2,580,315
Panama 1.9%
Panama Government International Bond
03/16/2025	3.750%		950,000	968,116
09/29/2032	2.252%		2,800,000	2,479,131
01/19/2033	3.298%		2,978,000	2,858,010
01/19/2063	4.500%		2,435,000	2,344,532
Total				8,649,789
Paraguay 1.7%
Paraguay Government International Bond(b)
06/28/2033	3.849%		4,560,000	4,393,348
08/11/2044	6.100%		2,700,000	2,992,187
03/30/2050	5.400%		675,000	681,156
Total				8,066,691
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%		1,519,000	1,424,702

Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.7%
Philippine Government International Bond
07/06/2046	3.200%	3,540,000	3,183,263
Qatar 5.4%
Ooredoo International Finance Ltd.(b)
04/08/2031	2.625%	1,367,000	1,281,014
Qatar Government International Bond(b)
04/23/2028	4.500%	200,000	217,954
03/14/2029	4.000%	7,350,000	7,846,190
04/16/2030	3.750%	4,600,000	4,863,171
04/23/2048	5.103%	2,000,000	2,450,936
03/14/2049	4.817%	3,490,000	4,144,422
04/16/2050	4.400%	600,000	673,859
Qatar Petroleum(b)
07/12/2031	2.250%	3,738,000	3,455,717
Total			24,933,263
Romania 0.5%
Romanian Government International Bond(b)
02/14/2051	4.000%	2,480,000	2,158,697
Russian Federation 0.5%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%	416,000	129,009
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	2,254,000	945,510
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%	1,600,000	419,069
03/21/2029	4.375%	2,200,000	387,239
03/28/2035	5.100%	1,200,000	216,000
06/23/2047	5.250%	1,200,000	273,000
Total			2,369,827
Saudi Arabia 4.3%
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,750,000	1,742,796
SA Global Sukuk Ltd.(b)
06/17/2031	2.694%	4,000,000	3,791,434
Saudi Government International Bond(b)
04/17/2049	5.000%	500,000	569,992
01/21/2055	3.750%	5,400,000	5,207,258
01/21/2055	3.750%	5,150,000	4,966,181
02/02/2061	3.450%	4,500,000	3,988,844
Total			20,266,505
South Africa 2.6%
Eskom Holdings SOC Ltd.(b)
02/11/2025	7.125%	3,100,000	3,003,681
08/10/2028	8.450%	2,500,000	2,448,706
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,760,000	1,720,432
09/30/2049	5.750%	5,700,000	4,984,174
Total			12,156,993
Sri Lanka 0.2%
Sri Lanka Government International Bond(b)
03/28/2030	7.550%	2,000,000	949,983
Turkey 3.8%
Turkey Government International Bond
03/22/2024	5.750%	1,200,000	1,185,431
04/14/2026	4.250%	3,300,000	2,968,319
02/17/2028	5.125%	11,000,000	9,657,802
04/26/2029	7.625%	3,800,000	3,705,483
05/11/2047	5.750%	500,000	372,827
Total			17,889,862
Ukraine 1.3%
Ukraine Government International Bond(b)
09/01/2026	7.750%	9,400,000	4,021,711
05/21/2029	6.876%	5,109,000	2,105,599
Total			6,127,310
United Arab Emirates 3.3%
Abu Dhabi Government International Bond(b)
09/30/2029	2.500%	1,600,000	1,569,272
09/30/2049	3.125%	3,000,000	2,754,860
04/16/2050	3.875%	490,000	513,246
Abu Dhabi Ports Co. PJSC(b)
05/06/2031	2.500%	2,500,000	2,310,505
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,250,000	1,328,963
DP World PLC(b)
07/02/2037	6.850%	5,900,000	7,131,436
Total			15,608,282
Venezuela 0.3%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%	12,559,928	853,044
Venezuela Government International Bond(b),(e)
10/13/2024	0.000%	4,300,000	381,360
Total			1,234,404
Total Foreign Government Obligations (Cost $402,261,985)			353,069,375

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2022 (Unaudited)
Money Market Funds 13.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(f),(g)	61,506,608	61,482,006
Total Money Market Funds (Cost $61,491,397)		61,482,006
Total Investments in Securities (Cost $513,085,008)		460,619,541
Other Assets & Liabilities, Net		5,366,156
Net Assets		$465,985,697
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	4,274,120 USD	Goldman Sachs International	04/22/2022	—	(186,392)
8,539,655 EUR	9,429,265 USD	UBS	04/22/2022	—	(22,749)
Total				—	(209,141)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $263,568,795, which represents 56.56% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2022, the total value of these securities amounted to $1,234,404, which represents 0.26% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	49,304,728	36,612,976	(24,429,852)	(5,846)	61,482,006	(4,095)	20,436	61,506,608
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Bond Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7006_12_A01_(05/22)